Borrowings - Schedule of Non-current and Current Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 402,622
Repayments	(174,223)
Proceeds	154,713
Other	2,983
At end of period	386,095
Non-current	218,132	€ 113,285
Current	167,963	€ 289,337
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	316,956
Repayments	(88,589)
Proceeds	89,713
Other	2,983
At end of period	321,063
Non-current	218,128
Current	102,935
Other financial loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	85,666
Repayments	(85,634)
Proceeds	65,000
Other	0
At end of period	65,032
Non-current	4
Current	€ 65,028